INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance	$ 298
Balance	395	$ 298
Cost
Disclosure of detailed information about intangible assets [line items]
Balance	1,950	1,837
Additions	256	113
Balance	2,206	1,950
Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance	1,652	1,560
Amortization for the year	159	92
Balance	1,811	1,652
Computer software
Disclosure of detailed information about intangible assets [line items]
Balance	53
Balance	118	53
Computer software | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	769	746
Additions	106	23
Balance	875	769
Computer software | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance	716	678
Amortization for the year	41	38
Balance	757	716
Capitalized development cost
Disclosure of detailed information about intangible assets [line items]
Balance	245
Balance	277	245
Capitalized development cost | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	806	716
Additions	150	90
Balance	956	806
Capitalized development cost | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance	561	507
Amortization for the year	118	54
Balance	679	561
Marketing rights for a medical product | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	375	375
Balance	375	375
Marketing rights for a medical product | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance	375	375
Balance	$ 375	$ 375